REVISION OF PRIOR PERIOD FINANCIAL STATEMENTS (Details) (CAD) In Millions, except Per Share data, unless otherwise specified	3 Months Ended					6 Months Ended			9 Months Ended		12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Transportation and other services revenues	1,181	908	884	886	1,060	2,383	1,904	2,097	2,812	2,983	4,288	4,528	3,839
Depreciation and amortization	334	301	310	282	284	656	610	572	911	854	1,242	1,154	1,039
Income from equity investments	64	40	43	37	60	165	89	121	129	158	195	233	232
Income taxes recovery/(expense)	(41)	(2)	18	25	(143)	(103)	(11)	(244)	(13)	(219)	(127)	(520)	(223)
Earnings	126	326	76	53	394	312	432	822	758	875	936	1,221	763
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests	(41)	(108)	(45)	(62)	(95)	62	(125)	(162)	(233)	(224)	(229)	(407)	174
Earnings attributable to Enbridge Inc.	85	218	31	(9)	299	374	307	660	525	651	707	814	937
Earnings attributable to Enbridge Inc. common shareholders	42	187	8	(10)	297	292	269	656	456	646	602	801	930
Earnings per common share attributable to Enbridge Inc. common shareholders (in Canadian dollars per share)	0.05	0.24	0.01	(0.01)	0.39	0.37	0.35	0.87	0.59	0.86	0.78	1.07	1.26
Diluted earnings per common share attributable to Enbridge Inc. common shareholders (in Canadian dollars per share)	0.05	0.24	0.01	(0.01)	0.39	0.36	0.35	0.86	0.59	0.85	0.77	1.05	1.24
Long-term investments (Note 6)	3,812					3,812					3,175	2,833
Deferred amounts and other assets	2,635					2,635					2,461	2,384
Deferred income tax liabilities	2,807					2,807					2,483	2,499
Retained earnings	2,924					2,924					3,173	3,642
Accumulated other comprehensive loss	(968)		(1,587)			(968)	(1,587)				(1,762)	(1,496)
As previously reported
Transportation and other services revenues		910	886	888	1,063		1,908	2,102	2,818	2,990	4,295	4,536	3,843
Depreciation and amortization		293	300	272	274		590	551	883	823	1,206	1,112	1,017
Income from equity investments		32	34	31	54		72	109	104	140	160	210	228
Income taxes recovery/(expense)		(2)	18	24	(144)		(12)	(247)	(14)	(223)	(128)	(526)	(227)
Earnings		328	79	58	400		438	833	766	891	943	1,242	781
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests		(108)	(45)	(62)	(96)		(125)	(163)	(233)	(225)	(228)	(409)	170
Earnings attributable to Enbridge Inc.		220	34	(4)	304		313	670	533	666	715	833	951
Earnings attributable to Enbridge Inc. common shareholders		189	11	(5)	302		275	666	464	661	610	820	944
Earnings per common share attributable to Enbridge Inc. common shareholders (in Canadian dollars per share)		0.24	0.01	(0.01)	0.40		0.36	0.89	0.60	0.88	0.79	1.09	1.27
Diluted earnings per common share attributable to Enbridge Inc. common shareholders (in Canadian dollars per share)		0.24	0.01	(0.01)	0.40		0.35	0.88	0.59	0.87	0.78	1.08	1.26
Long-term investments (Note 6)											3,386	3,081
Deferred amounts and other assets											2,622	2,500
Deferred income tax liabilities											2,601	2,615
Retained earnings											3,464	3,926
Accumulated other comprehensive loss											(1,799)	(1,532)
Adjustment
Transportation and other services revenues		(2)	(2)	(2)	(3)		(4)	(5)	(6)	(7)	(7)	(8)	(4)
Depreciation and amortization		8	10	10	10		20	21	28	31	36	42	22
Income from equity investments		8	9	6	6		17	12	25	18	35	23	4
Income taxes recovery/(expense)				1	1		1	3	1	4	1	6	4
Earnings		(2)	(3)	(5)	(6)		(6)	(11)	(8)	(16)	(7)	(21)	(18)
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests					1			1		1	(1)	2	4
Earnings attributable to Enbridge Inc.		(2)	(3)	(5)	(5)		(6)	(10)	(8)	(15)	(8)	(19)	(14)
Earnings attributable to Enbridge Inc. common shareholders		(2)	(3)	(5)	(5)		(6)	(10)	(8)	(15)	(8)	(19)	(14)
Earnings per common share attributable to Enbridge Inc. common shareholders (in Canadian dollars per share)					(0.01)		(0.01)	(0.02)	(0.01)	(0.02)	(0.01)	(0.02)	(0.01)
Diluted earnings per common share attributable to Enbridge Inc. common shareholders (in Canadian dollars per share)					(0.01)			(0.02)		(0.02)	(0.01)	(0.03)	(0.02)
Long-term investments (Note 6)											(211)	(248)
Deferred amounts and other assets											(161)	(116)
Deferred income tax liabilities											(118)	(116)
Retained earnings											(291)	(284)
Accumulated other comprehensive loss											37	36